Offerings	Jun. 17, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	6,000,000
Proposed Maximum Offering Price per Unit	2.00
Maximum Aggregate Offering Price	$ 12,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,657.20
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock Underlying Common Stock Warrants
Amount Registered | shares	6,000,000
Proposed Maximum Offering Price per Unit	2.00
Maximum Aggregate Offering Price	$ 12,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,657.20
Offering Note	Represents shares of common stock issuable upon exercise of the Common Stock Warrants. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act. Pursuant to Rule 457(g) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share for Common Stock issuable upon the exercise of the Common Stock Warrants is $2.00, which is the exercise price for the Common Stock Warrants.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock Underlying Pre-Funded Warrants
Amount Registered | shares	6,000,000
Proposed Maximum Offering Price per Unit	0.0010
Maximum Aggregate Offering Price	$ 6,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.83
Offering Note	Represents shares of common stock issuable upon exercise of the Pre-Funded warrants. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act. Pursuant to Rule 457(g) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share for Common Stock issuable upon the exercise of the Pre-Funded Warrants is $0.001, which is the exercise price for the Pre-Funded Warrants.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock Underlying Placement Agent Warrants
Amount Registered | shares	240,000
Proposed Maximum Offering Price per Unit	2.00
Maximum Aggregate Offering Price	$ 480,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 66.29
Offering Note	Represents shares of common stock issuable upon exercise of the Placement Agent Warrants. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act. Pursuant to Rule 457(g) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share for Common Stock issuable upon the exercise of the Placement Agent Warrants is $2.00, which is the exercise price for the Placement Agent Warrants.